Exceed Defined Enhancement Index Fund
Exceed Defined Enhancement Index Fund
Investment Objective
The Exceed Defined Enhancement Index Fund (the "Fund") seeks to track, before fees and expenses, the performance of the NASDAQ Exceed Defined Enhancement Index (EXENHA) ("EXENHA Index").
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Exceed Defined Enhancement Index Fund	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase, if applicable)	1.00%	1.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Exceed Defined Enhancement Index Fund	Investor Shares		Institutional Shares
Management Fees	0.90%		0.90%
Distribution and/or Service (12b-1) Fees	0.25%		none
Other Expenses()	3.03%	[1]	3.03%
Acquired Fund Fees and Expenses()	0.03%	[1]	0.03%
Total Annual Fund Operating Expenses	4.21%		3.96%
Fee Waiver and/or Expense Reimbursement()	(2.73%)	[2]	(2.73%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.48%		1.23%
[1]	Based on estimated amounts expected to be incurred for the current fiscal year.
[2]	Exceed Advisory LLC (the "Advisor") has contractually agreed to waive its fee and/or reimburse Fund expenses as necessary to ensure that the Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) of Investor Shares and Institutional Shares do not exceed 1.45% and 1.20%, respectively, through April 1, 2017 (the "Expense Cap"). The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the Expense Cap in place at the time the fees were waived. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example - Exceed Defined Enhancement Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	151	1,029	1,922	4,215
Institutional Shares	125	956	1,804	4,001

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes), directly or indirectly, in the components of the EXENHA Index. The EXENHA Index is designed to provide investment returns that participate 100% in all declines in the S&P 500 but obtain exposure of 200% to gains in the S&P 500 (i.e., obtain investment exposure that exceeds the amount of the Fund's assets) in exchange for accepting a limit on such gains. The Fund will invest in derivatives in an attempt to achieve up to 200% of the gains in the S&P 500, consistent with the EXENHA Index. This strategy is commonly referred to as leverage. In seeking to track the EXENHA Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which potential rewards are, in the Advisor's opinion, enhanced, but capped.

The EXENHA Index is comprised of short-term investment grade fixed-income securities, and exchange-traded put and call options on exchange-traded funds ("ETFs") that track the S&P 500 ("SPDRs"). The fixed-income securities in the EXENHA Index are investment grade corporate bonds, U.S. Treasuries and other U.S. Government securities. The put options in the EXENHA Index seek to reflect all declines in the S&P 500 on an annualized basis. The call options in the EXENHA Index seek to provide 200% exposure to increases in the S&P 500 on an annualized basis, up to a cap of approximately 25% on an annualized basis. Thus, the maximum return on an investment in the Fund is approximately 25% on an annualized basis, even if S&P 500 gains exceed that amount. The level of the cap will be affected by the timing of options purchases, sales or expirations, volatility and interest rates, among other factors. The Fund does not offer any protection against declines in the S&P 500.

The Fund's strategy may result in investments in certain "derivative" instruments. A derivative is a security with a price that is dependent upon or derived from one or more underlying assets and its value is determined by fluctuations in the underlying asset. While ETFs are generally not considered derivatives, an ETF may be considered a derivative instrument to the extent that the ETF seeks to provide returns that are a multiple of an underlying index through the use of leverage. For information regarding the risks of derivative instruments, see the section entitled "Additional Information Regarding Principal Investment Risks," below.

Fixed-Income Securities. The Fund will either invest indirectly in the fixed-income securities in the EXENHA Index by investing in ETFs that invest in such securities or employ a representative sampling strategy to invest directly in a subset of such securities, which in the aggregate exhibits the same yield, duration, and other characteristics of the fixed-income securities in the EXENHA Index as a whole. To the extent that the Fund invests in ETFs, it may invest in excess of 20% of its assets in ETFs that provide exposure to certain investment-grade fixed income securities in the EXENHA Index.

Call Options. Call options allow the purchaser, for a premium, to "call" away a security from the seller of the option at a particular price, called the "strike price." Normally, buyers call away securities at the strike price if their market price is greater than the strike price. The Fund purchases and sells call options on SPDRs. The Fund's purchases and sales of call options result in "call spreads," which are designed to allow the Fund to participate in 200% of any increases in the S&P 500, up to a cap of approximately 25% during the terms of the call spreads.

Put Options. Put options allow the purchaser, for a premium, to "put" a security to the seller of the option at a strike price. Normally, buyers put securities to options sellers at the strike price when the securities' market price falls below the strike price. The Fund purchases and sells put options on SPDRs. The Fund sells put options that are designed to allow the Fund to participate fully in declines in the S&P 500. Accordingly, all losses in the S&P 500 will be borne by the Fund and shareholders.

Under normal circumstances, the Fund may invest up to 20% of its assets in instruments not in the EXENHA Index, including ETFs that provide exposure to fixed income securities that are not in the EXENHA Index. The Fund is non-diversified.

Principal Investment Risks

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500. The value of shares may be influenced by multiple factors, including, but not limited to:

          •The return and volatility of the S&P 500;

          •The dividend rate on the S&P 500;

          •Interest rates;

          •Economic, financial, political, regulatory, and other events that affect the S&P 500 and/or issuers of securities in the S&P 500.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund's investment.

Derivative Instruments Risk. A small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated or if the Fund is unable to liquidate a position because of an illiquid secondary market.

Equity Risk. The EXENHA Index provides exposure to equity securities. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the Fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF. In addition, an ETF's shares may trade above or below its net asset value.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer's credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

High Portfolio Turnover Risk. The Fund's strategy may result in high portfolio turnover rates, which may increase the Fund's brokerage commission costs and negatively impact the Fund's performance. Such portfolio turnover also may generate net short-term capital gains.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Leverage Risk. Because the Fund intends to seek exposure to certain securities in excess of 100%, such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, increases or decreases in the value of the Fund's portfolio will be magnified.

Liquidity Risk. The Fund may not be able to dispose of restricted, thinly traded and/or illiquid instruments promptly or at reasonable prices. This may result in a loss to the Fund.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified, which means that there is no restriction on how much the Fund may invest in the securities of an obligor under the Investment Company Act of 1940, as amended ("1940 Act"). Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500 changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Passive Management Risk. The Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security is removed from the EXENHA Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the EXENHA Index. There is no guarantee that the EXENHA Index will meet the purpose for which it was designed.

Tracking Error Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the EXENHA Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the EXENHA Index.

U.S. Treasury and Agency Securities Risk. The Fund's investments in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities.

Performance Information

The Fund is newly created and does not have a full calendar year performance record. Performance information will be included after the Fund has been in operation for one calendar year. Past performance does not necessarily indicate how the Fund will perform in the future.